Note 17 - Financial Instruments (Details) CAD in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($)	Jul. 31, 2013	Mar. 31, 2013	Nov. 30, 2015 USD ($)	Nov. 30, 2014 USD ($)	Nov. 30, 2014 CAD
Note 17 - Financial Instruments (Details) [Line Items]
Fair Value Assumptions, Expected Term		5 years	5 years	4 years
Additional paid in capital				$ 464,804	$ 510,216
Foreign Exchange Risk Movement In Currency Percentage					10.00%	10.00%
Reclass of Warrant Liabilities [Member]
Note 17 - Financial Instruments (Details) [Line Items]
Additional paid in capital	$ 5,438,022
Base Amount for Exchange Rate [Member]
Note 17 - Financial Instruments (Details) [Line Items]
Foreign Exchange Risk Threshold Balance (in Dollars) | CAD						CAD 1.0
Foreign Exchange Risk Loss And Other Comprehensive Loss Amount Affected					$ 100,000
Reclass of Conversion Option [Member]
Note 17 - Financial Instruments (Details) [Line Items]
Additional paid in capital	$ 728,950				$ 728,950